Investment Objectives and Goals - Bancreek Global Select ETF	Jan. 16, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Bancreek Global Select ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Bancreek Global Select ETF (the “Fund”) seeks long-term capital growth.